Supplement to

calvert BALANCED PORTFOLIO

CALVERT EQUITY PORTFOLIO

CALVERT SOCIAL INDEX FUND

CALVERT ENHANCED EQUITY PORTFOLIO

CALVERT CAPITAL ACCUMULATION FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT SMALL CAP FUND

CALVERT GLOBAL ALTERNATIVE ENERGY FUND

CALVERT GLOBAL WATER FUND

CALVERT LARGE CAP VALUE FUND

CALVERT EQUITY INCOME FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

calvert aggressive ALLOCATION FUND

Calvert Equity and Asset Allocation Funds Prospectus

Class A, B, C and Y

dated January 31, 2012

Date of Supplement: July 30, 2012

Under “How to Buy Shares – Reduced Sales Charges – Other Circumstances” on page 88 of the Prospectus, in the sentence that begins: “There is no sales charge on shares of any Calvert Fund sold to or constituting the following:”, the additional bullet point below is inserted after the fourth bullet point and before the fifth bullet point.

“•   clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers.  Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;”